MetLife Investors USA Insurance Company
22 Corporate Plaza Drive
Newport Beach, CA  92660


                                             May 5, 2005

VIA EDGAR
---------

Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C.   20549

         Re:      MetLife Investors USA Insurance Company and
                  MetLife Investors USA Separate Account A
                  File No. 333-54470 (Series L and Series L - 4 Year)
                  Rule 497(j) Certification
                  ------------------------------------------------------------

Commissioners:

         On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of two Prospectuses, Statement of Additional Information ("SAI") and Supplement to the May 1, 2005 Prospectuses, each dated May 1, 2005 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectuses, SAI and Supplement to the Prospectuses contained in Post-Effective Amendment No. 9 for the Account filed electronically with the Commission on April 25, 2005.

         If you have any questions, please contact me at (617) 578-3514.

                                             Sincerely,

                                             /s/Michele H. Abate

                                             Michele H. Abate
                                             Assistant General Counsel
                                             Metropolitan Life Insurance Company